NET LOSS PER SHARE	12 Months Ended
Sep. 30, 2024
Net loss per share attributable to shareholders of the Company
NET LOSS PER SHARE

16. NET LOSS PER SHARE

During the fiscal years ended September 30, 2024, 2023, and 2022, the Company recorded a net loss. Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company has not included the effects of options on diluted net loss per share because to do so would be antidilutive.

The table below shows the computation of basic and diluted net loss per share for the fiscal years ended September 30, 2024, 2023, and 2022 (in thousands except per share data):

	For the Fiscal Years Ended September 30,
	2024	2023	2022
Numerator:
Net loss attributable to common shareholders	¥(479,921)	¥(633,956)	¥(5,180)
Denominator:
Weighted average number of common shares outstanding, basic and diluted	10,788,119	7,082,810	7,060,200
Basic and diluted net loss per share	¥(44.49)	¥(89.51)	¥(0.73)
Antidilutive shares excluded from computation of net loss per share	-	-	180,000